Land Use Rights, Net (Details) - Schedule of land use rights - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Land use rights, at cost	$ 1,454,194	$ 1,604,549
Less: accumulated amortization	(169,603)	(106,970)
Total land use rights, net	$ 1,284,591	$ 1,497,579